Share based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation	Note 24 - Share Based Compensation
We have adopted a long-term Share Option Scheme ("Borr Scheme"). The Borr Scheme permits the board of directors, at its discretion, to grant options and to acquire shares in the Company to employees, non-employees and directors of the Company or its subsidiaries. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five-year terms and vest equally over a period of three to four years. The total number of shares authorized by the Board to be issued under the scheme is 6,897,000.
Share-based payment charges for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
Share-based payment charge	0.1	0.7	3.9
Details regarding share option issuances for the year ended December 31, 2021 and 2019 are as follows:

Grant Date	Number of Share Options Issued	Exercise Price	Share Price Grant Date
August 2021	5,150,000	2.00	1.40
March 2019	230,000	35.00	28.40
No share options were granted in the year ended December 31, 2020.
The fair values of the consolidated options issued in 2021 and 2019 were calculated at $2.6 million and $1.7 million, respectively, and are recognized as "General and administrative expenses" or "Rig operating and maintenance expenses" based on employee's profit center in the Consolidated Statements of Operations over the vesting period. No share options were granted in the year ended December 31, 2020.
The table below sets forth the number of share options and weighted average grant date fair value price for the year ended December 31, 2021:

	Number	Weighted Avg. Fair Value Price (in $)
Outstanding at January 1, 2021	885,000	1.91
Granted during the year	5,150,000	0.51
Forfeited during the year	(105,500)	1.24
Expired during the year	(259,500)	3.19
Outstanding at December 31, 2021	5,670,000	0.64
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following inputs:

	2021	2019
Expected future volatility	57%	32%
Expected dividend rate	—%	—%
Risk-free rate	0.5% to 0.8%	2%
Expected life after vesting	2 years	2 years
The volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the Oslo Stock Exchange, (ii) deleveraged peer group volatility and (iii) Oslo Energy sector index volatility.
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2021, 2020 and 2019:

	2021		2020		2019
	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)
Outstanding at January 1	885,000	41.86	1,178,750	41.84	1,307,500	44.00
Granted during the year	5,150,000	2.00	—	—	230,000	35.00
Forfeited during the year	(105,500)	23.21	(293,750)	41.78	(358,750)	44.68
Expired during the year	(259,500)	20.32	—	—	—	—
Outstanding at December 31	5,670,000	5.66	885,000	41.86	1,178,750	41.84
Exercisable at December 31	411,244	41.75	572,000	40.54	405,500	40.08
Weighted average remaining life for the vested options as at December 31, 2021, 2020 and 2019 were 1.19 years, 2.01 years and 2.86 years respectively.